Cabana Target Drawdown 7 ETF SCHEDULE OF INVESTMENTS	January 31, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
CURRENCY – 9.6%
Invesco DB U.S. Dollar Index Bullish Fund	583,169	$16,042,979

EQUITY – 50.8%
Industrial Select Sector SPDR Fund	161,241	16,422,396
Materials Select Sector SPDR Fund	202,446	17,137,054
Vanguard Dividend Appreciation ETF	105,333	16,459,334
Vanguard Mid-Cap ETF	78,304	17,228,446
Vanguard Small-Cap ETF	86,821	17,553,470
		84,800,700
FIXED INCOME – 39.4%
BNY Mellon Core Bond ETF	382,841	16,446,849
Goldman Sachs Access Treasury 0-1 Year ETF	163,134	16,311,769
Vanguard Intermediate-Term Bond ETF	214,367	16,471,960
Vanguard Tax-Exempt Bond Index ETF	325,086	16,520,871
		65,751,449
TOTAL EXCHANGE-TRADED FUNDS
(Cost $163,567,538)		166,595,128

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 4.30%(a)	416,210	416,210
TOTAL SHORT-TERM INVESTMENTS
(Cost $416,210)		416,210
TOTAL INVESTMENTS – 100.0%
(Cost $163,983,748)		167,011,338
Liabilities in Excess of Other Assets – (0.0)%		(88,072)
TOTAL NET ASSETS – 100.0%		$166,923,266

(a)	The rate is the annualized seven-day yield at period end.